Schedule of financial statements of the company (Details)	6 Months Ended
	Jun. 30, 2024	May 05, 2023
Ryde Group (BVI) Limited [Member]
Date of incorporation	Feb. 22, 2023
Percentage of director or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
RGT (BVI) [Member]
Date of incorporation	May 14, 2024
Percentage of director or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
RCS (BVI) Ltd [Member]
Date of incorporation	May 14, 2024
Percentage of director or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
Ryde Technologies Pte. Ltd. [Member]
Date of incorporation	Sep. 02, 2014
Percentage of director or indirect interests	99.26%	99.26%
Place of incorporation	Singapore
Principal activities	Mobility and quick commerce solutions
Meili Technologies Pte. Ltd. [Member]
Date of incorporation	Nov. 30, 2020
Percentage of director or indirect interests	99.26%
Place of incorporation	Singapore
Principal activities	Quick Commerce solutions
Meili Technologies Malaysia Sdn. Bhd. [Member]
Date of incorporation	Dec. 16, 2021
Percentage of director or indirect interests	99.26%
Place of incorporation	Malaysia
Principal activities	Dormant